Condensed Financial Information of New Borun (Tables) - New Borun	12 Months Ended
Dec. 31, 2015
CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	128	136	21
Amounts due from subsidiaries	244,532,160	244,532,160	37,657,410

Total current assets	244,532,288	244,532,296	37,657,431
Investments in subsidiaries	1,431,816,950	1,560,620,633	240,332,117

Total assets	1,676,349,238	1,805,152,929	277,989,548

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	4,681	4,968	767

Total current liabilities and total liabilities	4,681	4,968	767

Total shareholders’ equity	1,676,344,557	1,805,147,961	277,988,781

Total liabilities and shareholders’ equity	1,676,349,238	1,805,152,929	277,989,548

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2013	2014	2015	2015
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	(5,188)	—	—	—

Loss from operations	(5,188)	—	—	—
Other income:
Interest income	—	—	—	—
Equity in earnings of subsidiaries	79,533,497	79,210,649	128,854,649	19,843,330

Income before income tax expense	79,528,309	79,210,649	128,854,649	19,843,330
Income tax expense	—	—	—	—

Net income	79,528,309	79,210,649	128,854,649	19,843,330

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2013	2014	2015	2015
	(RMB)	(RMB)	(RMB)	($)
Net cash provided by/(used in) operating activities	(5,332)	—	8	1
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	(34)	—	—	—

Net increase/(decrease) in cash	(5,366)	—	8	1
Cash—beginning of year	5,494	128	128	20

Cash—end of year	128	128	136	21